FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 98.6% (a)
COMMERCIAL SERVICES SECTOR - 2.5%
	Advertising/Marketing Services - 2.5%
1,120,000	Omnicom Group Inc.	$82,062,400
CONSUMER DURABLES SECTOR - 5.2%
	Electronics/Appliances - 5.2%
1,360,000	Sony Group Corp. - SP-ADR *	171,904,000
CONSUMER NON-DURABLES SECTOR - 3.5%
	Household/Personal Care - 3.5%
2,160,000	Unilever PLC - SP-ADR	116,186,400
CONSUMER SERVICES SECTOR - 7.5%
	Cable/Satellite TV - 3.9%
2,595,000	Comcast Corp. - Cl A	130,606,350
	Other Consumer Services - 3.6%
50,000	Booking Holdings Inc. *	119,961,500
ELECTRONIC TECHNOLOGY SECTOR - 4.2%
	Semiconductors - 4.2%
1,512,000	Micron Technology Inc.	140,842,800
FINANCE SECTOR - 24.3%
	Investment Banks/Brokers - 4.0%
1,585,000	The Charles Schwab Corp.	133,298,500
	Major Banks - 3.6%
760,000	JPMorgan Chase & Co.	120,346,000
	Multi-Line Insurance - 8.9%
1,510,000	Arch Capital Group Ltd. *	67,119,500
770,000	Berkshire Hathaway Inc. - Cl B *	230,230,000
		297,349,500
	Property/Casualty Insurance - 4.8%
345,000	Chubb Ltd.	66,691,950
915,000	Progressive Corp.	93,924,750
		160,616,700
	Regional Banks - 3.0%
825,000	Northern Trust Corp.	98,678,250
HEALTH SERVICES SECTOR - 10.6%
	Health Industry Services - 3.9%
755,000	Quest Diagnostics Inc.	130,622,550
	Managed Health Care - 4.5%
300,000	UnitedHealth Group Inc.	150,642,000
	Medical/Nursing Services - 2.2%
2,290,000	Fresenius Medical Care AG & Co. KGaA	74,333,400
HEALTH TECHNOLOGY SECTOR - 5.4%
	Medical Specialties - 5.4%
2,280,000	Koninklijke Philips N.V. - SP-ADR	84,018,000
2,710,000	Smith & Nephew PLC - SP-ADR	93,820,200
		177,838,200
INDUSTRIAL SERVICES SECTOR - 1.6%
	Oilfield Services/Equipment - 1.6%
1,815,000	Schlumberger Ltd.	54,359,250
PROCESS INDUSTRIES SECTOR - 3.0%
	Industrial Specialties - 3.0%
575,000	PPG Industries Inc.	99,153,000
PRODUCER MANUFACTURING SECTOR - 14.6%
	Building Products - 5.7%
2,705,000	Masco Corp.	189,945,100
	Electrical Products - 3.4%
390,000	Eaton Corp. PLC	67,399,800
475,000	Emerson Electric Co.	44,160,750
		111,560,550
	Industrial Machinery - 2.5%
455,000	Dover Corp.	82,628,000
	Trucks/Construction/Farm Machinery - 3.0%
1,135,000	PACCAR Inc.	100,175,100
RETAIL TRADE SECTOR - 10.5%
	Apparel/Footwear Retail - 2.3%
990,000	The TJX Companies Inc.	75,160,800
	Discount Stores - 8.2%
680,000	Dollar General Corp.	160,364,400
795,000	Dollar Tree Inc. *	111,713,400
		272,077,800
TECHNOLOGY SERVICES SECTOR - 5.7%
	Internet Software/Services - 5.7%
35,000	Alphabet Inc. - Cl A *	101,396,400
260,000	Meta Platforms Inc. - Cl A (formerly Facebook Inc.) *	87,451,000
		188,847,400
	Total common stocks (cost $2,006,611,486)	3,279,195,550

Principal Amount
SHORT-TERM INVESTMENTS - 1.3% (a)
	Bank Deposit Account - 1.3%
$43,368,197	U.S. Bank N.A., 0.006% ^	43,368,197
	Total short-term investments (cost $43,368,197)	43,368,197
	Total investments - 99.9% (cost $2,049,979,683)	3,322,563,747

	Other assets, less liabilities - 0.1% (a)	3,391,136
	TOTAL NET ASSETS - 100.0%	$3,325,954,883

*	Non-income producing security.
^	The rate shown is as of December 31, 2021.
(a)	Percentages for the various classifications relate to net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2021, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$3,279,195,550
Level 1 - Bank Deposit Account	43,368,197
Total Level 1	3,322,563,747
Level 2 -	---
Level 3 -	---
Total Assets	3,322,563,747
Total	$3,322,563,747

See the Schedule of Investments for investments detailed by industry classifications.